MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2011
MARKETABLE SECURITIES
Schedule of available-for-sale marketable securities

At December 31, 2011, available-for-sale marketable securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(In thousands)
Corporate debt securities	$48,621	$99	$(15)	$48,705
States of the U.S. and state political subdivisions	111,758	587	(22)	112,323

Total debt securities	160,379	686	(37)	161,028
Equity security	4,656	11	—	4,667

Total marketable securities	$165,035	$697	$(37)	$165,695

        At December 31, 2010, available-for-sale marketable securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(In thousands)
Corporate debt securities	$237,406	$773	$(16)	$238,163
States of the U.S. and state political subdivisions	110,478	373	(230)	110,621
U.S. Treasury securities	199,881	18	—	199,899

Total debt securities	547,765	1,164	(246)	548,683
Equity security	12,896	2,418	—	15,314

Total marketable securities	$560,661	$3,582	$(246)	$563,997

Schedule of contractual maturities of debt securities classified as available-for-sale

The contractual maturities of debt securities classified as available-for-sale at December 31, 2011 are as follows:

	Amortized Cost	Estimated Fair Value
	(In thousands)
Due in one year or less	$68,375	$68,545
Due after one year through five years	92,004	92,483

Total	$160,379	$161,028

Summary of investments with continuous unrealized loss position

	December 31,
	2011		2010
	(In thousands)
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Corporate debt securities	$12,920	$(15)	$34,552	$(16)
States of the U.S. and state political subdivisions	11,711	(22)	39,171	(230)

Total	$24,631	$(37)	$73,723	$(246)

Schedule of proceeds from maturities and sales of available-for-sale marketable securities and the related gross realized gains and losses

	December 31,
	2011	2010	2009
	(In thousands)
Proceeds from maturities and sales of available-for-sale marketable securities	$600,149	$768,650	$293,629
Gross realized gains	2,482	4,802	42,372
Gross realized losses	(41)	(19)	(12,414)